Employee Benefit Plan, Summary of Accounting Policy - EPB 012 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan, Accounting Policy [Abstract]
Employee Benefit Plan, Summary of Accounting Policy	Summary of Significant Accounting Policies
Basis of Presentation
The financial statements of the Plan have been prepared on the modified cash basis of accounting, which is a comprehensive basis of accounting other than U.S. generally accepted accounting principles. The modified cash basis of accounting is an acceptable alternative method of reporting under regulations issued by the Department of Labor. Income on securities is recorded on an accrual basis and investments are recorded at fair value as stated below. Notes receivable from participants and the related interest income are also recorded on an accrual basis as stated below. All other transactions are recorded on a cash basis.
Payment of Benefits
Benefits are recorded when paid.
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Interest income earned on notes receivable from participants was $2.5 million and $2.2 million during the years ended December 31, 2025 and 2024, respectively. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant’s loan balance is reduced and a benefit payment is recorded.
2. Summary of Significant Accounting Policies (continued)
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). See Note 3, Fair Value of Financial Instruments, for further discussion and disclosures related to fair value measurements.
The Company’s Benefits Management and Human Resources Committee is responsible for determining the Plan's valuation policies and analyzing information provided by the investment custodians and issuers that is used to determine the fair value of the Plan’s investments. The Benefits Management and Human Resources Committee currently is comprised of nine voting members appointed by the Compensation and Human Resources Committee and reports to the Compensation and Human Resources Committee of the Company’s Board of Directors.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation/(depreciation) in fair value of investments includes the Plan’s gains and losses on investments bought, sold and held during the year.
Use of Estimates
The preparation of the financial statements in conformity with the basis of accounting described above requires management to make estimates that affect the amounts reported in the financial statements, accompanying notes and supplemental schedule. Actual results could differ from those estimates.
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market volatility and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.
Legal Contingencies
The Plan is subject to litigation and claims arising during the ordinary course of business and Plan activities. The Plan evaluates these contingencies based on information currently available, including advice of counsel and assessment of available insurance coverage. Although it is not possible to predict the ultimate resolution with respect to these litigation contingencies, management is currently of the opinion that the outcome of any pending and threatened litigation would not have a material effect on the Plan’s statements of net assets available for benefits or its changes in net assets available for benefits. In pending litigation, the costs of defense are paid by the Company and therefore are not expected to impact the Plan’s net assets.
2. Summary of Significant Accounting Policies (continued)
Administrative Expenses
The Plan’s administrative expenses are paid by either the Plan or the Company, as provided by the Plan’s provisions. Other than record-keeping fees, the Company pays all legal, accounting and other services on behalf of participants. Record-keeping fees are generally charged directly to the participant's account. Expenses relating to purchases, sales or transfers of the Plan’s investments, if any, are charged to the particular investment fund to which the expenses relate.
Fees incurred by the Plan for the investment management services are included in net appreciation in fair value of the investment, as they are paid through revenue sharing, rather than a direct payment. The Company pays directly any other fees related to the Plan’s operations, which are excluded from these financial statements.

Employee Benefit Plan, Accounting Policy [Line Items]
Employee Benefit Plan, Summary of Accounting Policy	Summary of Significant Accounting Policies
Basis of Presentation
The financial statements of the Plan have been prepared on the modified cash basis of accounting, which is a comprehensive basis of accounting other than U.S. generally accepted accounting principles. The modified cash basis of accounting is an acceptable alternative method of reporting under regulations issued by the Department of Labor. Income on securities is recorded on an accrual basis and investments are recorded at fair value as stated below. Notes receivable from participants and the related interest income are also recorded on an accrual basis as stated below. All other transactions are recorded on a cash basis.
Payment of Benefits
Benefits are recorded when paid.
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Interest income earned on notes receivable from participants was $2.5 million and $2.2 million during the years ended December 31, 2025 and 2024, respectively. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant’s loan balance is reduced and a benefit payment is recorded.
2. Summary of Significant Accounting Policies (continued)
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). See Note 3, Fair Value of Financial Instruments, for further discussion and disclosures related to fair value measurements.
The Company’s Benefits Management and Human Resources Committee is responsible for determining the Plan's valuation policies and analyzing information provided by the investment custodians and issuers that is used to determine the fair value of the Plan’s investments. The Benefits Management and Human Resources Committee currently is comprised of nine voting members appointed by the Compensation and Human Resources Committee and reports to the Compensation and Human Resources Committee of the Company’s Board of Directors.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation/(depreciation) in fair value of investments includes the Plan’s gains and losses on investments bought, sold and held during the year.
Use of Estimates
The preparation of the financial statements in conformity with the basis of accounting described above requires management to make estimates that affect the amounts reported in the financial statements, accompanying notes and supplemental schedule. Actual results could differ from those estimates.
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market volatility and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.
Legal Contingencies
The Plan is subject to litigation and claims arising during the ordinary course of business and Plan activities. The Plan evaluates these contingencies based on information currently available, including advice of counsel and assessment of available insurance coverage. Although it is not possible to predict the ultimate resolution with respect to these litigation contingencies, management is currently of the opinion that the outcome of any pending and threatened litigation would not have a material effect on the Plan’s statements of net assets available for benefits or its changes in net assets available for benefits. In pending litigation, the costs of defense are paid by the Company and therefore are not expected to impact the Plan’s net assets.
2. Summary of Significant Accounting Policies (continued)
Administrative Expenses
The Plan’s administrative expenses are paid by either the Plan or the Company, as provided by the Plan’s provisions. Other than record-keeping fees, the Company pays all legal, accounting and other services on behalf of participants. Record-keeping fees are generally charged directly to the participant's account. Expenses relating to purchases, sales or transfers of the Plan’s investments, if any, are charged to the particular investment fund to which the expenses relate.
Fees incurred by the Plan for the investment management services are included in net appreciation in fair value of the investment, as they are paid through revenue sharing, rather than a direct payment. The Company pays directly any other fees related to the Plan’s operations, which are excluded from these financial statements.

Employee Benefit Plan, Basis of Accounting
Basis of Presentation
The financial statements of the Plan have been prepared on the modified cash basis of accounting, which is a comprehensive basis of accounting other than U.S. generally accepted accounting principles. The modified cash basis of accounting is an acceptable alternative method of reporting under regulations issued by the Department of Labor. Income on securities is recorded on an accrual basis and investments are recorded at fair value as stated below. Notes receivable from participants and the related interest income are also recorded on an accrual basis as stated below. All other transactions are recorded on a cash basis.